ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of components of accrued expenses and other payables

	As of December 31,
	2022	2023
	RMB	RMB
Payables for purchase of property, equipment and software	1,280,742	1,431,547
Payroll and welfare payables	433,376	477,367
Consideration due to the original shareholders of BJ TenxCloud (1)	229,323	229,323
Liability classified share-based payments (1)	131,116	149,612
Accrued service fees	66,494	126,001
Payables for office supplies and utilities	69,288	105,871
Payables for acquisitions and long-term investments	47,805	99,340
Value-added tax and other taxes payable	31,706	35,391
Interest payables	35,785	77,168
Others	84,844	51,482
	2,410,479	2,783,102
(1)	On July 15, 2021, the Company acquired 100% of the equity interests in BJ TenxCloud from third party selling shareholders. The balance of consideration due to original shareholders represented the amounts the selling shareholders claimed according to the acquisition agreement.